PROVISION FOR EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
PROVISION FOR EMPLOYEE BENEFITS
PROVISION FOR EMPLOYEE BENEFITS

NOTE 13 – PROVISION FOR EMPLOYEE BENEFITS

Short term provision for employee benefits

	2025	2024

Provision for personnel bonus	561,613	531,151
Provision for unused vacation	289,063	152,269
Cash-settled share-based payment liabilities	165,962	—

	1,016,638	683,420

The movements in short term provisions for employee benefits for the years ended 31 December 2025 and 2024 are as follows:

		Current	Paid
	1 January	year	during	Monetary	31 December
	2025	Charge	the year	gain	2025

Personnel bonus (*)	531,151	617,491	(505,700)	(81,329)	561,613
Unused vacation	152,269	213,113	(22,500)	(53,819)	289,063
Cash-settled share-based payment liabilities	—	215,093	—	(49,131)	165,962

	683,420	1,045,697	(528,200)	(184,279)	1,016,638

		Current	Paid
	1 January	year	during	Monetary	31 December
	2024	charge	the year	gain	2024

Personnel bonus (*)	380,894	600,824	(356,966)	(93,601)	531,151
Unused vacation	166,034	54,598	(11,599)	(56,764)	152,269

	546,928	655,422	(368,565)	(150,365)	683,420

(*)Personnel bonus provision related to direct employee costs amounting to TRY149,239 thousand is capitalized as part of the website development costs for the year ended 31 December 2025 (2024: TRY146,352 thousand).

Long term provision for employee benefits

	2025	2024

Provision for post-employment benefits	188,703	201,287
Cash-settled share-based payment liabilities	74,240	—

	262,943	201,287

NOTE 13 – PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

The movements in provisions for long term cash-settled share-based payment liabilities for the year ended 31 December 2025 is as follows:

	1 January	Current year	Paid during	Monetary	31 December
	2025	charge	the year	gain	2025

Cash-settled share-based payment liabilities	—	96,218	—	(21,978)	74,240

	—	96,218	—	(21,978)	74,240

Post-employment benefits

Under the Turkish Labour Law, the Company is required to pay post-employment benefits to each employee who has completed one year of service and whose employment is terminated without due cause, or who is called up for military service, dies or retires after completing 25 years of service (20 years for women) and achieves the retirement age (58 for women and 60 for men). The maximum amount payable is equivalent to one month’s salary for each year of service limited to a maximum of TRY53,919.68 for each year of service at 31 December 2025 (2024: TRY41,828.42 (historical amount).

Post-employment benefit liability is not funded and there is no legal funding requirement.

IAS 19 “Employee Benefits” requires actuarial valuation methods to be developed to estimate the Group’s obligation under the defined benefit plans. Actuarial gain/(loss) is accounted under the “Actuarial gain/(loss) on the equity”. The following actuarial assumptions are used in the calculation of the total liability:

	2025	2024

Discount rate (%)	4.00	3.00
Probability of retirement (%)	69.80	74.65

The principal assumption is that the maximum liability for each year of service will increase in line with inflation. Thus, the discount rate applied represents the expected real rate after adjusting for the anticipated effects of future inflation. The retirement pay provision ceiling TRY64,948.77 (historical amount) which is effective from 1 January 2026, is taken into consideration in the calculation of provision for employment termination benefits (31 December 2024: TRY46,655.43 (historical amount) effective from 1 January 2025).

NOTE 13 – PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

Post-employment benefit liability is not funded and there is no legal funding requirement (Continued)

The movements in the provision for the post-employment benefit for the years ended 31 December 2025 and 2024 are as follows:

	2025	2024

At 1 January	201,287	197,075
Charge for the year	61,086	63,157
Interest cost	41,483	28,147
Actuarial losses	4,965	28,890
Payments during the year	(64,073)	(46,289)
Monetary gain	(56,045)	(69,693)

At 31 December	188,703	201,287

Share-based payments

On 25 March 2021, the Group approved a new share-based payment plan to some of its key management personnel which modified the previously created share-based payment plans. Additionally, on 31 July 2021, the Group decided to grant ordinary shares to some of its other executives, a share-based payment award in the form of the Company’s ordinary shares with similar terms offered to its executives. The share-based payment awards consist of a cash settlement clause (20% of the total shares awarded) in the event that an initial public offering (“IPO”) takes place until 2021 year-end and at least 20% of the Company’s shares are sold in the IPO (non-market performance condition). Both the cash and equity settlement (which depend on the valuation of the shares during the IPO) take place only in case the valuation of the Company’s shares in the IPO achieves a certain threshold (market performance condition). The share-based payment awards have an equity settlement clause where the executives will be entitled to receive Company’s shares based on the value of the shares in the IPO (20% of the share-based payment award for each year starting from 18 months after the IPO for the next 3 years). Shares will be delivered to executives in the condition that they continue working for the Company in the respective payment dates (service condition). The remaining 20% of the share-based payment awards will be delivered on the above same dates to executives in terms of Company’s shares based on Company’s meeting at least 90% of its targets established in the business plans as of respective years (non-market performance condition) and depending on the individual’s performance in the relevant period as evaluated by the Board of Directors.

On 24 April 2023, the Board of Directors adopted revisions to Group’s share-based payment plan dated 24 March 2021 for key executives, directors, managers, officers, employees and consultants who contribute to the Group’s performance. The revisions made to the share-based payment plan consisted of allocating the unused portion of the share amount of the first period into two newly created periods, namely, the fourth period and the fifth period, without changing the eligibility criteria of the share-based payment plan and without affecting the vested rights of the individuals that have been covered under the first, second and third period based on their individual agreement signed prior to the date of the revision.

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

Share-based payments (Continued)

The equity settled payments are triggered upon meeting certain “vesting” and “performance target” conditions which are evaluated separately. In the share-based payment plan approved on 25 March 2021, service-based awards vest in three tranches until 31 January 2025. In the share-based payment plan approved on 24 April 2023, service-based awards vest in three tranches until 31 January 2027. The cost of equity settled share-based payment plans granted on grant date is allocated over the expected vesting period against equity on a pro rata basis. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. Fair value calculation prior to the realization of IPO was performed using a combination of income approach and market approach. For equity-settled share-based payment awards granted after the realization of IPO, fair value of shares traded in NASDAQ at grant date was used.

The following table summaries the movement in the Group’s equity-settled share-based payment awards:

	Number of	Weighted average
	ordinary shares	grant date fair value
Outstanding as of 31 December 2024	2,486,954	579.24

Units granted	—	—
Units vested	(982,837)	77.61
Units forfeited (vested)	(95,697)	21.95
Units modified to cash-settled	(1,408,420)	1,077

Outstanding as of 31 December 2025	—	—

	Number of	Weighted average
	ordinary shares	grant date fair value
Outstanding as of 31 December 2023	2,835,380	425.06

Units granted	2,367,881	128.72
Units vested	(2,632,362)	89.41
Units forfeited (vested)	(83,945)	57.81

Outstanding as of 31 December 2024	2,486,954	579.24

On 4 July 2025, the Group modified certain equity-settled share-based payment awards into cash-settled awards following a management decision. The modification did not change the number of granted units but changed the classification of the awards from equity-settled to cash-settled in accordance with IFRS 2.

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

Share-based payments (Continued)

Upon modification, the previously recognized equity-settled share-based payment reserve relating to the unvested portion of the awards amounting to TRY1,516,835 thousand was derecognized and replaced with cash-settled share-based payment liabilities measured at fair value at the modification date. The difference between the carrying amount of the equity-settled share-based payment reserve and the fair value of the cash-settled share-based payment liabilities was recognized amounting to TRY636,948 thousand within accumulated deficit as an equity reclassification adjustment, as it relates to amounts previously recognized amounting to TRY879,887 thousand in equity. Cash-settled share-based payment awards are measured at the fair value of the liability incurred. The cash-settled share-based payment liability is subsequently measured at each reporting date and at settlement date using appropriate valuation techniques that consider the terms and conditions of the awards and the underlying share price. Changes in fair value after the modification date are recognized in profit or loss over the remaining vesting period.

During the year, a portion of the cash-settled awards was settled in cash. The remaining balance represents the liability for awards that have vested or partially vested but remain unpaid as of the reporting date.

The movement in the liability recognized for cash-settled share-based payment awards is as follows:

	2025	2024
At 1 January	—	—
Liability recognized upon modification of equity-settled awards	879,887	—
Cash payments	(708,548)	—
Service cost recognized during the year	139,976	—
Monetary gain	(71,113)	—

At 31 December	240,202	—

During the year, cash payments amounting to TRY708,548 thousand were made to employees. In addition, a further expense of TRY139,976 thousand was recognized in relation to services received from employees under the cash-settled arrangement.

As of 31 December 2025, the remaining liability related to cash-settled share-based payment award amounted to TRY240,202 thousand.

Scheduled vesting of outstanding share-based payment awards (restricted stock units) as of 31 December 2025 and 2024 is as follows:

	2025	2024
2025	—	1,792,403
2026	73,163	653,423
2027	546,085	41,128

Total	619,248	2,486,954

As of 31 December 2024, all outstanding restricted stock units were classified as equity-settled share-based payment awards. During 2025, 1,408,420 units were modified from equity-settled to cash-settled awards. During the year, the cash settled portion of 789,172 units vested. Accordingly, as of 31 December 2025, all restricted stock units represent cash-settled share-based payment awards. The modification did not affect the contractual vesting schedules of the awards.